Capital Stock	12 Months Ended
Dec. 31, 2025
Statement [LineItems]
Capital Stock

41.	CAPITAL STOCK
The Bank’s subscribed and
paid-in
capital from January 1, 2023 to December 31, 2025, amounted to 639,413. The capital stock composition is as follows:

Shares			Capital Stock

Class	Stock number	Votes per share	Issued outstanding	In treasury	Paid in

As of December 31, 2025
Registered common stock A	11,235,670	5	11,236		11,236
Registered common stock B	628,177,738	1	628,154	23	628,177

Total 2025	639,413,408		639,390	23	639,413

Shares			Capital Stock

Class	Stock number	Votes per share	Issued outstanding	In treasury	Paid in

As of December 31, 2024 and 2023
Registered common stock A	11,235,670	5	11,236		11,236
Registered common stock B	628,177,738	1	628,177		628,177

Total 2024 and 2023	639,413,408		639,413		639,413

In accordance with the provisions of Article 64, Law No. 26831 of Capital Markets and the CNV Regulations, the Board of Directors of Banco Macro SA, at its meeting held on October 8, 2025, has resolved to establish a Program for the Acquisition of Own Shares, with the following conditions:

1.	Maximum investment amount: up to $225,000,000,000.

2.
Maximum number of shares to be acquired: up to 30,000,000, Class B registered shares with a face value of $1 (one peso) per share and one vote each, an amount that is within the limit of 10% of the Bank’s capital stock, in accordance with applicable regulations.

3.	Maximum price to be paid for the shares: up to $7,500 per share.

4.
Term for completing the acquisitions: 60 consecutive days, as from the day after the date of publication of the information in the Buenos Aires Stock Exchange Gazette, subject to any renewal or extension of the term, which will be communicated to investors through the same means.

On October 13 and 15, 2025, the Bank acquired 2,000 and 21,107 Class B registered common shares with a face value of $1 (one peso) per share and one vote each, at an average price of $7,490 and $7,426.31 per share, for a total amount of 14,980,000 and 156,747,150 (not restated), respectively.